Business acquisition and disposition - Narrative (Details) $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Aug. 01, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Mar. 26, 2026 CAD ($)	Aug. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Severance, acquisition and other costs		$ 50	$ 41	$ 44	$ 288
Disposition of land						$ 675
Ziply Fiber
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date	$ 5,010						$ 3,640
Severance, acquisition and other costs	$ 81